Employee Benefit Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plan
23. Employee Benefit Plan
The Company has established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis, subject to legal limitations. Company contributions to the plan may be made at the discretion of the Company’s board of directors. The Company contributed a total of $1,349 and $1,966 to the plan for the years ended December 31, 2018 and 2019, respectively.